Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Share Based Compensation [Abstract]
Summary Of Stock Options And RSUs Granted
	Year ended December 31, 2010
	Number of options and RSUs	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	5,388,323	$5.87
Granted *)	922,500	$8.27
Exercised	(979,982)	$5.04
Forfeited or expired	(402,605)	$9.92

Outstanding at end of the year	4,928,236	$6.15	6.38	$34,698

Options exercisable at end of the year	3,192,108	$5.53	5.33	$24,455

Vested and expected to vest	4,836,371	$6.12	6.38	$34,193

*) Including 200,000 RSUs granted

	Year ended December 31, 2011
	Number of options and RSUs	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year *)	4,928,236	$6.15
Granted	1,795,502	$11.79
Exercised (**)	(1,057,122)	$4.24
Forfeited or expired	(210,272)	$9.92

Outstanding at end of the year	5,456,344	$8.23	7.01	$7,256

Options exercisable at end of the year	2,928,548	$6.58	5.55	$5,547

Vested and expected to vest	5,198,660	$8.08	6.91	$7,204

*) Including 200,000 RSUs granted **) Including 50,000 RSUs exercised

	Year ended December 31, 2012
	Number of options and RSUs	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year *)	5,456,344	$8.23
Granted	1,217,499	$8.45
Exercised (**)	(240,171)	$3.04
Forfeited or expired	(306,290)	$10.17

Outstanding at end of the year	6,127,382	$8.38	7.95	$492

Options exercisable at end of the year	3,801,244	$7.62	5.52	$50

Vested and expected to vest	5,827,744	$8.32	7.94	$477

*) Including 200,000 RSUs granted **) Including 50,000 RSU's exercised

Summary Of Stock Options And RSUs Granted Separated Into Ranges Of Exercise Price

Exercise price (range)	Options and RSUs outstanding as of December 31, 2011	Weighted average remaining contractual life (years)	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2011	Remaining contractual life (years for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	150,000			-		-
0.00-2.00	76,275	0.51	1.48	76,275	0.51	1.48
2.34-3.90	98,475	2.93	3.89	98,475	2.93	3.89
4.09-5.98	2,044,894	5.05	5.16	1,794,049	4.79	5.10
6.12-7.96	60,864	6.11	6.80	39,639	5.09	6.75
8.16-9.98	1,184,004	8.26	9.11	588,290	7.59	9.13
10.19-14.3	1,841,832	8.90	12.31	331,820	7.99	11.98

	5,456,344	7.01	8.23	2,928,548	5.55	6.58

Exercise price (range)	Options and RSUs outstanding as of December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2012	Remaining contractual life (years for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	100,000			-
0.00-2.00	-	-	-	-	-	-
2.34-3.90	94,975	2.00	3.89	94,975	2.00	3.89
4.02-5.98	2,035,969	4.30	5.13	1,998,447	4.23	5.12
6.12-7.96	98,364	6.86	6.87	43,264	3.79	6.79
8.16-9.98	2,095,088	8.08	9.02	757,064	6.86	9.12
10.19-14.3	1,702,986	7.86	12.33	907,494	7.66	12.29

	6,127,382	6.52	8.52	3,801,244	5.51	7.62

Schedule Of Equity-Based Compensation Expense
	Year ended December 31,
	2010	2011	2012

Cost of revenues	$315	$255	$197
Research and development *)	814	1,536	1,638
Selling and marketing	1,177	2,460	1,975
General and administrative	1,901	2,313	1,650

Total stock-based compensation expenses	$4,207	$6,564	$5,460

*)	Including $133, $ 460 and $ 473 compensation expenses related to RSUs for the year ended December 31, 2010, 2011 and 2012, respectively.